Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 2,565	$ 3,066	$ 260
Deposit in acquisition	124,000	75,000
Total Current Assets	126,565	78,066	260
Intangible assets	151,880
Property and equipment, net	6,367,227
Total Assets	6,645,672	78,066	260
Current Liabilities
Accounts payable	349,365	350,465	283,879
Accrued liabilities ($0 and $177,852 related parties, respectively)	753,033	704,987	539,844
Convertible debentures, net of discounts of $0 and $180,716, respectively	546,375	768,753	527,150
Derivative liabilities	335,380	409,948	402,881
Loans payable ($0 and $370,000 related parties, respectively	495,465	481,000	481,000
Loans payable-related party	370,000
Other liabilities	6,367,227
Total Liabilities	9,216,845	2,715,154	2,234,754
Commitments and Contingencies		0	0
Stockholders' Deficit
Preferred stock
Common stock, 1,000,000,000 shares authorized, $0.01 par value; 345,450,049 and 315,661,049 shares and outstanding at December 31, 2017 and 2016 respectively	5,158,392	3,454,502	3,156,612
Treasury stock, at cost - 58,333 shares	(773,500)	(773,500)	(773,500)
Additional paid-in capital	68,630,154	69,892,158	69,892,158
Accumulated deficit	(75,620,084)	(75,244,112)	(74,543,629)
Total Stockholder's Deficit	(2,571,173)	(2,637,087)	(2,234,494)
Total Liabilities and Stockholder's Deficit	6,645,672	78,066	260
Series A Preferred Stock
Stockholders' Deficit
Preferred stock	33,815	33,815	33,815
Series B Preferred Stock
Stockholders' Deficit
Preferred stock	$ 50	$ 50	$ 50